Capital Structure (Details Narrative) - USD ($)				1 Months Ended					3 Months Ended					9 Months Ended		12 Months Ended
	Jan. 23, 2023	Jul. 26, 2022	Apr. 20, 2022	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	May 31, 2023	Jul. 31, 2021	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized				100,000,000					100,000,000					100,000,000		100,000,000	100,000,000
Common stock, par value				$ 0.001					$ 0.001					$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized				100,000					100,000					100,000		100,000	100,000
Preferred stock, par value				$ 0.001					$ 0.001					$ 0.001		$ 0.001	$ 0.001
Common Stock, shares issued				37,208,759					37,208,759					37,208,759		22,338,888	24,046,001			8,500
Common Stock, shares outstanding				37,208,759					37,208,759					37,208,759		22,338,888	24,046,001
Preferred stock, shares issued				0					0					0		0	0
Preferred stock, shares outstanding				0					0					0		0	0
Accrued interest				$ 229,261					$ 229,261					$ 229,261		$ 110,905		$ 35,496	$ 32,856
Stock Issued During Period, Shares, Purchase of Assets					5,000,000
Stock Issued During Period, Value, Purchase of Assets					$ 2,468,500				$ 2,468,500								$ 525,000
Intellectual property																0	375,000
Shares issued in Public Offering, shares														300,000
Warrant price per share				$ 2.79					$ 2.79					$ 2.79
Proceeds from issuance of offering								$ 28,318,314						$ 6,786,449			28,318,314
Options to purchase of warrants								442,650
Convertible promissory notes, face value																$ 2,000,000			$ 525,000
Shares issued in Public Offering										$ 3,450,675				192,000			28,318,314
Capital structure, description		the Company submitted a final compliance plan to Nasdaq consisting of the following corrective actions: (1) on July 20, 2022, the Company’s four executive officers (Messrs. John, Miller, and McKinnon and Dr. Wilson), all of whom are on the Company’s Board of Directors except for Mr. McKinnon, each cancelled 2,750 options issued to them in August 2021 pursuant to an Incentive Stock Option Forfeiture Agreement. The cancellation of the 11,000 options in total enabled the issuance of 11,000 shares to a non-executive employee that took place in 2021 to be reallocated to be accounted for as if it was originally issued under the 2020 Equity Incentive Plan. The Company’s Board of Directors passed a resolution on July 25, 2022, making the corresponding change to the Company’s books and records with regard to the 11,000 shares; and (2) on July 26, 2022, the same four executive officers, returned, and the Company cancelled, a total of 56,496 shares of common stock issued to them in 2021 outside of a shareholder approved equity compensation plan.														the Company submitted a final compliance plan to Nasdaq consisting of the following corrective actions: (1) on July 20, 2022, the Company’s four executive officers (Messrs. John, Miller, and McKinnon and Dr. Wilson), all of whom are on the Company’s Board of Directors except for Mr. McKinnon, each cancelled 2,750 options issued to them in August 2021 pursuant to an Incentive Stock Option Forfeiture Agreement. The cancellation of the 11,000 options in total enabled the issuance of 11,000 shares to a non-executive employee that took place in 2021 to be reallocated to be accounted for as if it was originally issued under the 2020 Equity Incentive Plan. The Company’s Board of Directors passed a resolution on July 25, 2022, making the corresponding change to the Company’s books and records with regard to the 11,000 shares; and (2) on July 26, 2022, the same four executive officers, returned, and the Company cancelled, a total of 56,496 shares of common stock issued to them in 2021 outside of a shareholder approved equity compensation plan.
Convertible Debt																	285,000
Common stock issued																$ 192,000	4,340,983
Stock payable																477,000
Treasury shares purchased, values																2,880,045
Shares issued upon conversion of warrants and debt, value												$ 277,500				277,500	560,496
Stock-based compensation																	9,387,965
Shares issued for purchase of warrants related to the Pipe transaction				2,379,084	2,379,084
Shares issued for purchase of warrants related to the Pipe transaction, value				$ 2,217,374
Stock payable				$ 725,230					$ 725,230					725,230		$ 477,000	285,000
Fair value of shares issued for inducement														$ 326,730
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued in connection with convertible promissory note, shares					1,200,000
Number of common stock purchased								11,607,142
Warrant price per share								$ 2.79
Shares issued upon conversion of warrants and debt, value					$ 1,118,400
Treasury Stock, Common [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Value, Purchase of Assets
Treasury shares purchased, shares																2,825,617
Treasury shares purchased, values																$ 2,880,045
Shares issued in Public Offering
Common stock issued
Treasury shares purchased, shares																2,825,617
Treasury shares purchased, values																$ 2,880,045
Shares issued upon conversion of warrants and debt, value
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, shares outstanding				37,208,759					37,208,759					37,208,759		22,338,888
Shares issued in connection with convertible promissory note, shares												250,000				250,000	186,832
Stock options exercised, shares																	222,407
Number of shares granted for services									1,175,000		150,000		100,000	1,675,000		925,000
Stock Issued During Period, Shares, Purchase of Assets									5,000,000					5,000,000			125,175
Stock Issued During Period, Value, Purchase of Assets									$ 5,000								$ 125
Shares issued in Public Offering, shares										4,315,787				4,315,787			11,066,258
Shares issued in Public Offering										$ 4,316							$ 11,066
Common stock issued																	1,790
Treasury shares purchased, shares							10,000									(2,825,617)
Treasury shares purchased, values							$ 14,332									$ 2,825
Shares issued upon conversion of warrants and debt, value												$ 250				$ 250	$ 187
Shares issued for stock payable														300,000
Shares issued for purchase of warrants related to the Pipe transaction														2,379,084
Common Stock Payable [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Value, Purchase of Assets
Shares issued in Public Offering
Shares issued upon conversion of warrants and debt, value
Shares issued for stock payable														300,000
Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value								$ 0.001
Shares issued in Public Offering, shares								11,066,258
Consulting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares granted for services														1,775,000		925,000	1,422,000
Employee benefits share based compensation																$ 1,054,125	$ 4,340,983
Common stock payable																$ 300,000
Stock-based compensation														$ 791,425
Stock unissued																100,000
Stock payable				$ 477,000					$ 477,000					477,000		$ 477,000
Consulting Agreement [Member] | Common Stock Payable [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock to be issued for services																300,000
Twelve Consulting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Employee Benefit Plan																	367,496
Two License Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Purchase of Assets																	125,175
Stock Issued During Period, Value, Purchase of Assets																	$ 525,000
Cash																	150,000
Intellectual property																	675,000
Impairement of license agreements																$ 375,000	$ 300,000
Loan Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued in Public Offering, shares			250,000
Shares issued in Public Offering			$ 277,500
RD Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value	$ 0.001
Shares issued in Public Offering, shares	4,315,787
Warrant price per share	$ 0.95
Gross proceeds from offering	$ 4,100,000
Net proceeds issuance of public offering	$ 3,450,675
RD Agreement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share	$ 0.70
Asset Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of restricted common shares issued						5,000,000
Two Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of shares issued for inducement														326,730
Three Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of shares issued for inducement														$ 113,500
Director [Member]
Subsidiary, Sale of Stock [Line Items]
Stock options exercised, shares																	47,470
Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Stock options exercised, shares																	15,884
Whitley [Member]
Subsidiary, Sale of Stock [Line Items]
Stock options exercised, shares																	159,053
Convertible Promissory Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible Notes Payable																	$ 525,000
Accrued interest																	$ 35,496
Shares issued in connection with convertible promissory note, shares																	186,832
One Convertible Promissory Notes [Member] | Loan Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Research loan agreement			1,500,000
Convertible promissory notes, face value			1,500,000
Two Convertible Promissory Notes [Member] | Loan Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Research loan agreement			500,000
Convertible promissory notes, face value			$ 500,000
2022 Convertible Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued in connection with convertible promissory note, shares			250,000													250,000
Shares issued in Public Offering, shares			250,000
Warrant price per share			$ 2.79
Convertible promissory notes, face value																$ 2,000,000
Shares issued in Public Offering			$ 277,500
Shares issued upon conversion of warrants and debt, value			$ 277,500													$ 277,500